Interest expense and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense and finance costs
Interest incurred - debt	$ 4,140	$ 8,033	$ 6,245
Interest incurred - finance leases	1,500	3,718	11,239
Amortization of deferred finance fees	1,138	1,237	1,461
Interest rate swaps		(1,580)	(3,408)
Interest expense and finance costs	6,778	$ 11,408	15,537
Gain / (loss) on extinguishment	$ (1,432)		$ 1,576